Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

PVP Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding Compensation Actually Paid (“CAP”) and certain performance metrics under the SEC Pay Versus Performance (“PVP”) disclosure requirements for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below.

	Summary		Average Summary Compensation	Average	Value of Initial Fixed $100 Investment based on:[3]
Year	Compensation Table Total for PEO[1] ($)	CAP for PEO [1,2] ($)	Table Total for Non-PEO NEOs[1] ($)	CAP for Non-PEO NEOs[1,2] ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Adjusted Earnings per Share Growth[4]

2025	73,742,639	82,231,585	7,674,722	7,730,661	174	203	3,750	9%
2024	26,205,390	46,937,835	9,461,660	12,859,725	175	177	2,720	10%
2023	23,661,834	26,595,162	16,616,433	14,770,260	141	135	2,628	6%
2022	19,668,985	18,544,322	6,643,617	6,472,711	144	121	2,646	12%
2021	19,868,384	101,103,407	7,644,425	25,641,567	143	135	1,308	22%

1.
The PEO for each year reflected in the table is Gregory C. Case, the Company’s CEO. The non-PEO NEOs are Edmund Reese (for 2024 and 2025 only), Lisa Stevens, Andy Marcell (for 2025 only), Mindy Simon (for 2024 and 2025 only), Christa Davies (for all years but 2025), Eric Andersen (for all years but 2025) and Darren Zeidel (for 2021, 2022 and 2023 only).
2.
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. CAP amounts reflect the Summary Compensation Table Total with exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

PEO

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards for PEO	Inclusion of Equity Values for PEO	CAP for PEO

2025	$73,742,639	$(68,769,941)	$77,258,887	$82,231,585

Average Non-PEO NEOs

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average CAP for Non-PEO NEOs

2025	$7,674,722	$(1754)	$(4,944,895)	$5,002,588	$7,730,661

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

PEO

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested for PEO	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO	Total - Inclusion of Equity Values for PEO

2025	$72,616,352	$3,196,615	$1,437,469	$8,450	$77,258,887

Average Non-PEO NEOs

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs

2025	$4,513,776	$302,133	$182,054	$4,624	$5,002,588

3.
The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P 500 Financials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company’s annual report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 500 Financials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

4.
We determined Adjusted earnings per share (EPS) Growth to be the most important financial performance measure used to link Company performance to CAP to our PEO and Non-PEO NEOs in 2025. Adjusted EPS Growth, a non-GAAP measure, is an indicator of our core operating performance and excludes certain non-recurring or extraordinary items. For information on Adjusted EPS Growth, please refer to Appendix A.

Company Selected Measure Name	Adjusted earnings per share (EPS)
Named Executive Officers, Footnote	The PEO for each year reflected in the table is Gregory C. Case, the Company’s CEO. The non-PEO NEOs are Edmund Reese (for 2024 and 2025 only), Lisa Stevens, Andy Marcell (for 2025 only), Mindy Simon (for 2024 and 2025 only), Christa Davies (for all years but 2025), Eric Andersen (for all years but 2025) and Darren Zeidel (for 2021, 2022 and 2023 only).
Peer Group Issuers, Footnote
3.
The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P 500 Financials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company’s annual report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 500 Financials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 73,742,639	$ 26,205,390	$ 23,661,834	$ 19,668,985	$ 19,868,384
PEO Actually Paid Compensation Amount	$ 82,231,585	46,937,835	26,595,162	18,544,322	101,103,407
Adjustment To PEO Compensation, Footnote

PEO

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards for PEO	Inclusion of Equity Values for PEO	CAP for PEO

2025	$73,742,639	$(68,769,941)	$77,258,887	$82,231,585

Average Non-PEO NEOs

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average CAP for Non-PEO NEOs

2025	$7,674,722	$(1754)	$(4,944,895)	$5,002,588	$7,730,661

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

PEO

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested for PEO	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO	Total - Inclusion of Equity Values for PEO

2025	$72,616,352	$3,196,615	$1,437,469	$8,450	$77,258,887

Average Non-PEO NEOs

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs

2025	$4,513,776	$302,133	$182,054	$4,624	$5,002,588

Non-PEO NEO Average Total Compensation Amount	$ 7,674,722	9,461,660	16,616,433	6,643,617	7,644,425
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,730,661	12,859,725	14,770,260	6,472,711	25,641,567
Adjustment to Non-PEO NEO Compensation Footnote

PEO

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards for PEO	Inclusion of Equity Values for PEO	CAP for PEO

2025	$73,742,639	$(68,769,941)	$77,258,887	$82,231,585

Average Non-PEO NEOs

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average CAP for Non-PEO NEOs

2025	$7,674,722	$(1754)	$(4,944,895)	$5,002,588	$7,730,661

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

PEO

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested for PEO	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO	Total - Inclusion of Equity Values for PEO

2025	$72,616,352	$3,196,615	$1,437,469	$8,450	$77,258,887

Average Non-PEO NEOs

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs

2025	$4,513,776	$302,133	$182,054	$4,624	$5,002,588

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

Our net income grew 86% over the 2020-2025 period reflective of strong growth and performance on our key financial metrics. In 2025, we had net income growth of 38%, driven by strong revenue growth. Net income performance does not have a strong relationship with the reported CAP to our PEO and Non-PEO NEOs and is not a metric in any of our incentive programs.

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking CAP to our PEO and Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

Adjusted Earnings Per Share Growth
Adjusted Operating Income Growth
Stock Price

Total Shareholder Return Amount	$ 174	175	141	144	143
Peer Group Total Shareholder Return Amount	$ 203	$ 177	$ 135	$ 121	$ 135
Company Selected Measure Amount	0.09	0.10	0.06	0.12	0.22
PEO Name	Gregory C. Case
Net Income	$ 3,750,000,000	$ 2,720,000,000	$ 2,628,000,000	$ 2,646,000,000	$ 1,308,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share Growth
Non-GAAP Measure Description
4.
We determined Adjusted earnings per share (EPS) Growth to be the most important financial performance measure used to link Company performance to CAP to our PEO and Non-PEO NEOs in 2025. Adjusted EPS Growth, a non-GAAP measure, is an indicator of our core operating performance and excludes certain non-recurring or extraordinary items. For information on Adjusted EPS Growth, please refer to Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 77,258,887
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,616,352
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,196,615
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,437,469
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,450
PEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,769,941)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,754)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,002,588
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,513,776
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	302,133
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,054
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,624
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,944,895)